UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 18, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       96

Form 13F Information Table Value Total:       $327,629



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      480    16335 SH       SOLE                             16335
ADC Telecommunications Inc     COM              000886101     6480   240970 SH       SOLE                            240970
AXA Financial, Inc             COM              002451102     8412   165145 SH       SOLE                            165145
Abbott Laboratories            COM              002824100      851    17898 SH       SOLE                             17898
Acme Metals Inc                COM              004724100        2    10000 SH       SOLE                             10000
Advanced Fibre Communications, COM              00754a105     2591    68400 SH       SOLE                             68400
Amerada Hess Corp              COM              023551104     2821    42150 SH       SOLE                             42150
American International Group   COM              026874107     5475    57222 SH       SOLE                             57222
Amgen Inc                      COM              031162100     4192    60040 SH       SOLE                             60040
Analog Devices Inc             COM              032654105      264     3200 SH       SOLE                              3200
Apple Computer Inc             COM              037833100     3536   137330 SH       SOLE                            137330
Applied Materials Inc          COM              038222105     1754    29575 SH       SOLE                             29575
Avery-Dennison Corp            COM              053611109      750    16175 SH       SOLE                             16175
BP Amoco PLC                   COM              055622104     1068    20145 SH       SOLE                             20145
Bankamerica Corp               COM              06605F102      940    17949 SH       SOLE                             17949
BellSouth Corp                 COM              079860102     7833   194600 SH       SOLE                            194600
Bristol Myers Squibb Co        COM              110122108     6238   109205 SH       SOLE                            109205
Chase Manhattan Corp           COM              16161A108     4362    94438 SH       SOLE                             94438
Chevron Corp                   COM              166751107     4383    51410 SH       SOLE                             51410
Cisco Systems Inc              COM              17275R102     9873   178702 SH       SOLE                            178702
Citigroup Inc                  COM              172967101     8315   153795 SH       SOLE                            153795
Coastal Corp                   COM              190441105     6317    85217 SH       SOLE                             85217
Coca Cola Co                   COM              191216100      996    18060 SH       SOLE                             18060
Colgate Palmolive Co           COM              194162103     2624    55600 SH       SOLE                             55600
Comdisco Inc                   COM              200336105      823    43200 SH       SOLE                             43200
Computer Associates Intl Inc   COM              204912109      400    15862 SH       SOLE                             15862
Comverse Technology Inc        COM              205862402     9071    83990 SH       SOLE                             83990
Costco Wholesale Corp          COM              22160K105      865    24760 SH       SOLE                             24760
DQE Inc                        COM              23329J104      205     5100 SH       SOLE                              5100
Dell Computer Corp             COM              247025109     8170   265140 SH       SOLE                            265140
Dow Chemical Co                COM              260543103      224     9000 SH       SOLE                              9000
Dow Jones & Co Inc             COM              260561105     2812    46475 SH       SOLE                             46475
Duke Energy Corp               COM              264399106      240     2800 SH       SOLE                              2800
Dycom Industries Inc           COM              267475101     4169   100162 SH       SOLE                            100162
EMC Corp - Mass                COM              268648102    18726   188915 SH       SOLE                            188915
El Paso Energy Corp Del        COM              283905107     6339   102860 SH       SOLE                            102860
Equifax Inc                    COM              294429105      630    23400 SH       SOLE                             23400
Exxon Mobil Corp               COM              30231G102      956    10726 SH       SOLE                             10726
Fannie Mae                     COM              313586109     7257   101498 SH       SOLE                            101498
First Union Corp               COM              337358105      688    21372 SH       SOLE                             21372
General Electric Co            COM              369604103    12934   224216 SH       SOLE                            224216
Gillette Co                    COM              375766102      318    10300 SH       SOLE                             10300
Health Management Assoc Inc    COM              421933102      867    41642 SH       SOLE                             41642
Home Depot Inc                 COM              437076102     8327   156929 SH       SOLE                            156929
Illinois Tool Works Inc        COM              452308109      777    13900 SH       SOLE                             13900
Ingersoll Rand Co              COM              456866102      447    13200 SH       SOLE                             13200
Integrated Device Tech Inc     COM              458118106     6643    73400 SH       SOLE                             73400
Intel Corp                     COM              458140100     3732    89800 SH       SOLE                             89800
International Business Machine COM              459200101     5096    45300 SH       SOLE                             45300
Ivax Corporation               COM              465823102     6495   141200 SH       SOLE                            141200
Johnson & Johnson              COM              478160104     1855    19750 SH       SOLE                             19750
Kimberly Clark Corp            COM              494368103     5531    99105 SH       SOLE                             99105
Lucent Technologies Inc        COM              549463107      325    10640 SH       SOLE                             10640
MBNA Corp                      COM              55262L100     1648    42815 SH       SOLE                             42815
McDonalds Corp                 COM              580135101      310    10270 SH       SOLE                             10270
Medtronic Inc                  COM              585055106     1414    27300 SH       SOLE                             27300
Mellon Financial Corp          COM              58551A108      659    14205 SH       SOLE                             14205
Merck & Co Inc                 COM              589331107     6400    85975 SH       SOLE                             85975
Microsoft Corp                 COM              594918104     6646   110195 SH       SOLE                            110195
Morgan J P & Co Inc            COM              616880100      327     2000 SH       SOLE                              2000
Morgan Stanley Dean Witter & C COM              617446448    10629   116240 SH       SOLE                            116240
New York Time Co-CL A          COM              650111107     3102    78900 SH       SOLE                             78900
Noble Drilling Corp            COM              655042109     3864    76900 SH       SOLE                             76900
Northern Trust Corp.           COM              665859104    10947   123175 SH       SOLE                            123175
Omnicom Group                  COM              681919106     3746    51365 SH       SOLE                             51365
Pfizer Inc                     COM              717081103     8733   194343 SH       SOLE                            194343
Philip Morris Companies Inc    COM              718154107      212     7195 SH       SOLE                              7195
Procter & Gamble Co            COM              742718109      687    10255 SH       SOLE                             10255
RSI Systems Inc                COM              749927109       21    76025 SH       SOLE                             76025
SBC Communications Inc         COM              78387G103     2004    40076 SH       SOLE                             40076
Safeway Inc                    COM              786514208      588    12600 SH       SOLE                             12600
Schering Plough Corp           COM              806605101     7112   152955 SH       SOLE                            152955
Schwab (Charles) Corp          COM              808513105     4496   126649 SH       SOLE                            126649
Shaw Industries Inc            COM              820286102     6043   326648 SH       SOLE                            326648
Smith International Inc        COM              832110100      285     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      345    10638 SH       SOLE                             10638
Sun Microsystems Inc           COM              866810104     7492    64175 SH       SOLE                             64175
SunTrust Banks Inc             COM              867914103      543    10898 SH       SOLE                             10898
Target Corp                    COM              87612E106     3126   122000 SH       SOLE                            122000
Tellabs Inc                    COM              879664100     1528    32000 SH       SOLE                             32000
Tyco International LTD         COM              902124106     6473   124775 SH       SOLE                            124775
United Technologies Corp       COM              913017109     7199   103960 SH       SOLE                            103960
Veritas Software Corp          COM              923436109     3720    26200 SH       SOLE                             26200
Verizon Communications         COM              92343v104      475     9802 SH       SOLE                              9802
Vishay Intertechnology Inc.    COM              928298108     2705    87962 SH       SOLE                             87962
Wachovia Corp                  COM              929771103      397     7000 SH       SOLE                              7000
Wal-Mart Stores Inc            COM              931142103     6291   130725 SH       SOLE                            130725
Walgreen Co                    COM              931422109     1017    26800 SH       SOLE                             26800
Wells Fargo Company            COM              949746101      579    12600 SH       SOLE                             12600
Mercury US Large Cap Fund-C                     589358787      147 13190.043000SH    SOLE                        13190.043000
S&P Industrial 00B Roll                         29471Q283       17 16395.354700SH    SOLE                        16395.354700
S&P Industrial 00J DAF                          29471Q168       38 38395.854600SH    SOLE                        38395.854600
Select Ten 001 Roll Def Asset                   29471Q242       18 16791.989200SH    SOLE                        16791.989200
Select Ten 00A Roll Def Asset                   29471Q309       80 78114.806200SH    SOLE                        78114.806200
Select Ten 00B Roll Def Asset                   29471Q960       61 63683.000000SH    SOLE                        63683.000000
Teleglobal Turst Sr.5 Def Asse                  294710413       23 21278.424500SH    SOLE                        21278.424500